Leases (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Right-of-use-asset	$ 179,510	$ 193,086	$ 219,050	$ 243,505